Consolidated Statements of Cash Flows - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Operating income before income taxes	$ 233,913	$ 9,954	$ 10,905
Debits (credits) to income that do not represent cash flows
Depreciation and amortization	86,817	81,845	63,692
Provisions for loans and accounts receivable from customers and interbank loans	328,266	346,980	269,261
Provisions and write-offs for assets received in lieu of payment	16,132	14,472	9,463
Provisions for contingencies	1,998	586	8,952
Impairment	28	27	351
Net gain on sale of loans and accounts receivable from customers	(1,602)	(15,121)	(18,863)
Income received from FVTPL / Trading and derivative activities	(74,071)	63,625	51,276
Income received from sale of FVTOCI / Available for sale	(13,765)	(13,641)	(7,998)
Net interest income	(887,663)	(782,982)	(639,175)
Fee and commission income	(237,956)	(216,420)	(193,801)
Fee and commission expense	51,827	38,849	43,005
Net foreign exchange gain (loss)	17,965	(46,165)	48,848
Net gain on sale of property, plant and equipment	(5,212)	(13,020)	34
Other charges (credits) that do not represent cash flows	20,684	8,887	16,294
Subtotal	(462,639)	(522,124)	(337,756)
Loans and accounts receivable from customers and interbank loans	(1,610,676)	393,967	701,084
Investments under resale agreements	(80,943)	(10,784)	45,113
Obligations under repurchase agreements	594,694	47,041	(428,466)
Financial instruments at FVTPL / Trading investments	326,131	207,263	(165,957)
Financial instruments at FVTOCI / Available for sale investments	166,753	(933,263)	555,051
Financial instruments at amortized cost / Held to maturity investments	3,120	24,392	(60,038)
Other assets and liabilities	(99,717)	319,624	(2,053)
Penalty fee recover		21,765
Time deposits and other time liabilities	430,141	(1,521,753)	(642,318)
Deposits and other demand liabilities	159,296	(312,332)	(787,998)
Foreign borrowings obtained	2,741,786	3,911,800	3,570,163
Repayment of foreign borrowings	(2,636,867)	(3,839,035)	(3,953,640)
Interest paid	(873,121)	(875,702)	(835,043)
Interest received	1,951,250	1,661,537	1,420,179
Net fee and commission income	186,258	177,660	150,935
Taxes paid	(105,683)	(136,184)	(201,884)
Repayment of other borrowings	(4,666)	(8,497)	(8,330)
Proceeds from sale of assets received in lieu of payment	10,638	3,762	2,060
Net cash flows provided by (used in) operating activities	695,755	(1,390,863)	(978,898)
CASH FLOWS FROM INVESTMENT ACTIVITIES:
Purchase of property, plant and equipment and intangible assets	(82,952)	(87,155)	(105,157)
Sales of property, plant and equipment	41,078
Cash and cash equivalents from CorpBanca integration			1,694,231
Net cash flows provided by (used in) investing activities	(41,874)	(87,155)	1,589,074
CASH FLOWS FROM FINANCING ACTIVITIES:
Debt instruments issued	484,754	1,076,452	810,270
Redemption of debt issued	(911,047)	(726,232)	(276,131)
Capital increase			392,813
Dividends paid	(22,979)	(618)	(52,168)
Net cash flows provided by financing activities	(449,272)	349,602	874,784
Effect of changes in exchange rates	83,354	86,761	6,176
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	287,963	(1,041,655)	1,491,136
Cash and cash equivalents at the beginning of the year	1,075,089	2,116,744	625,608
Cash and cash equivalents at end of the year	1,363,052	1,075,089	2,116,744
Net increase (decrease) in cash and cash equivalents	$ 287,963	$ (1,041,655)	$ 1,491,136